Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2026
Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets
8.	Prepayments and other current assets

Prepaid expenses and other current assets, as of June 30, 2025 and 2026, consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB

Consideration receivable for the disposal of Divested Business	-	77,407
Receivables from third party payment platforms (i)	5,536	8,382
Receivables from e-commerce platforms (ii)	4,688	9,423
Prepaid service fees	4,066	10,102
Receivables from financial institutions security account(iii)	19,849	5,030
Deposits	9,994	2,260
Receivables from ESOP platform for share option exercise Proceeds (on behalf of employees)	18,145	193
Prepayments for products procurement	4,954	265
Others	6,202	10,956
Total	73,434	124,018

(i)	Receivables from third-party payment platforms represent the considerations received and held by the third-party payment platforms. The Group subsequently transferred the full receivables from the third-party payment platforms to its bank accounts.

(ii)	Receivables from e-commerce platforms represent the considerations for pop toy products sold on e-commerce platforms that have been delivered to the end customers but not yet settled by the e-commerce platforms.

(iii)	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purposes.